CONCENTRATION OF RISKS (Details) - item	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Number of types of market risk focused by management	2	2
Accounts Receivable | Customer Concentration Risk | GSM JSC Customer
Concentration Risk [Line Items]
Concentration risk, percentage		66.00%